SPINOFF OF LIQUIDS PIPELINES BUSINESS (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Spin off Transactions [Abstract]
Pre tax separation, before reclassification	$ 40
Pre tax separation, before reclassification, after Tax	$ 34